RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total
RISK MANAGEMENT
Maximum exposure	$ 38,558,705	$ 27,554,748
Collateral pledged (held)	(2,258,109)	(2,106,146)
Net exposure	36,300,596	25,448,602
Debt instruments
RISK MANAGEMENT
Maximum exposure	36,583,512	25,148,469
Collateral pledged (held)	(1,669,011)	(1,407,484)
Net exposure	$ 34,914,501	23,740,985
Percentage of financial instruments not in default	100.00%
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	$ 29,130,380	21,078,496
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	4,873,025	827,469
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	2,580,107	3,242,504
Equity
RISK MANAGEMENT
Maximum exposure	1,011,310	543,210
Net exposure	1,011,310	543,210
Equity | Low Risk
RISK MANAGEMENT
Maximum exposure	363,198	220,967
Equity | Medium Risk
RISK MANAGEMENT
Maximum exposure	57,119	17,354
Equity | High Risk
RISK MANAGEMENT
Maximum exposure	677	587
Equity | Without Rating
RISK MANAGEMENT
Maximum exposure	590,316	304,302
Other financial instruments
RISK MANAGEMENT
Maximum exposure	34,385	38,319
Net exposure	34,385	38,319
Other financial instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	1,712	21,976
Other financial instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	16,479
Other financial instruments | High Risk
RISK MANAGEMENT
Maximum exposure	2,966	2,966
Other financial instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	13,228	13,377
Derivatives
RISK MANAGEMENT
Maximum exposure	929,498	1,824,750
Collateral pledged (held)	(589,098)	(698,662)
Net exposure	$ 340,400	1,126,088
Percentage of financial instruments not in default	99.90%
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	$ 834,821	1,711,788
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	1,154	316
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	7,086	17,327
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 86,437	$ 95,319